Related-party transactions	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Related-party transactions
41.	Related-party transactions
The Company’s related parties principally includes Tata Sons Private Limited, subsidiaries and joint ventures of Tata Sons Private Limited, the Company’s associates and their subsidiaries, joint operations and joint ventures of the Company. The Company routinely enters into transactions with these related parties in the ordinary course of business. Transactions and balances of the company with its own subsidiaries and the transactions among subsidiaries are eliminated on consolidation.
All transactions with related parties are conducted under normal terms of business and all amounts outstanding are unsecured and will be settled in cash.
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2021:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
(A) Transactions
Purchase of products	Rs.	19,795.6	Rs.	—	Rs.	38,686.3	Rs.	277.4	Rs.	58,759.3	US$	803.7
Sale of products		1,450.0		27,546.0		11,790.1		9,459.2		50,245.3		687.3
Services received		145.7				7.4		14,248.9		14,402.0		197.0
Services rendered		105.9		10,769.6		44.9		1,700.0		12,620.4		172.6
Bills discounted		—				—		59,472.3		59,472.3		813.5
Purchase of property, plant and equipment		248.2				—		37.2		285.4		3.9
Sale of property, plant and equipment		—				—		343.7		343.7		4.7
Interest (income)/expense, dividend (income)/paid, (net)		55.0		(0.9)		183.7		588.9		826.7		11.3
Finance given (including loans and equity)		—				—		412.5		412.5		5.6
Finance taken (including loans and equity)		2,110.0				—		26,025.1		28,135.1		384.8
Finance taken, paid back (including loans and equity)		1,620.0				—		—		1,620.0		22.2
Borrowing towards lease liability		—				1,679.9		—		1,679.9		23.0
Repayment towards lease liability		—				141.4		—		141.4		1.9
												—
(B) Balances												—
Amounts receivable in respect of loans and interest thereon		—		93.9		—		45.9		139.8		1.9
Amounts payable in respect of loans and interest thereon		950.0		—		—		60.7		1,010.7		13.8
Amount payable in respect of Lease Liability		—		—		2,658.5		—		2,658.5		36.4
Trade and other receivables		405.7		4,812.9		—		3,484.6		8,703.2		119.0
Accounts payable		653.1		—		1,569.4		2,224.8		4,447.3		60.8
Acceptances		—		—		—		9,290.7		9,290.7		127.1
Provision for amount receivables		—		93.0		—		—		93.0		1.3

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2020

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
(A) Transactions
Purchase of products	Rs.	17,362.6	Rs.	7.9	Rs.	27,814.7	Rs.	426.7	Rs.	45,611.9
Sale of products		1,870.7		19,519.2		6,810.3		8,475.5		36,675.7
Services received		228.9		41.6		8.0		15,601.5		15,880.0
Services rendered		165.4		9,595.8		49.3		814.6		10,625.1
Bills discounted		—		—		—		31,485.20		31,485.2
Purchase of property, plant and equipment		810.0		—		—		23.70		833.7
Sale of property, plant and equipment		21.8		—		—		953.0		974.8
Interest (income)/expense, dividend (income)/paid, (net)		(135.8)		(6,064.3)		40.9		293.8		(5,865.4)
Finance given (including loans and equity)		—		6,181.7		—		—		6,181.7
Finance given, taken back (including loans and equity)		—				—		35.0		35.0
Finance taken (including loans and equity)		1,040.0		—		—		45,613.60		46,653.6
Finance taken, paid back (including loans and equity)		810.0		—		—		8,583.40		9,393.4
Borrowing towards lease liability		—		—		1,138.3		—		1,138.3
Repayment towards lease liability		—		—		18.3		—		18.3
(B) Balances
Amounts receivable in respect of loans and interest thereon		—		251.3		—		41.8		293.1
Amounts payable in respect of loans and interest thereon		460.0		—		—		19.3		479.3
Trade and other receivables		274.5		6,286.6		—		1,892.30		8,453.4
Accounts payable		2,726.1		31.9		2,695.9		1,581.7		7,035.6
Acceptances		—		—		—		769.0		769.0
Provision for amount receivables		—		251.2		—		—		251.2

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2019

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
(A) Transactions
Purchase of products	Rs.	23,691.0	Rs.	24.6	Rs.	39,407.7	Rs.	2,028.0	Rs.	65,151.3
Sale of products		3,284.0		29,465.5		8,253.2		8,281.0		49,283.7
Services received		462.0		11.3		—		18,668.0		19,141.3
Services rendered		217.0		7,653.2		60.4		1,163.0		9,093.6
Bills discounted		—		—		—		54,937.8		54,937.8
Purchase of property, plant and equipment		135.0		—		—		8.0		143.0
Purchase of investments		72.0		—		—		—		72.0
Sale of investments		—		—		—		5,333.5		5,333.5
Interest (income)/expense, dividend (income)/paid, (net)		(124.0)		(1,991.3)		(262.2)		231.0		(2,146.5)
Loan given		—		57.5		—		—		57.5
Loans taken		1,770.0		—		—		—		1,770.0
Loans repaid by us		2,100.0		—		—		—		2,100.0
(B) Balances										—
Amounts receivable in respect of loans and interest thereon		—		37.5		—		38.0		75.5
Amounts payable in respect of loans and interest thereon		230.0		—		—		36.0		266.0
Trade and other receivables		556.0		1,321.5		—		1,988.0		3,865.5
Accounts payable		3,043.0		25.9		2,461.2		3,729.0		9,259.1
Acceptances		—		—		—		691.3		691.3

Compensation of key management personnel:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Short-term benefits	US$	12.2	Rs.	895.4	Rs.	650.7	Rs.	633.9
Post-employment benefits*		1.8		133.0		75.6		54.6
Share based payment	US$	0.1	Rs.	6.8	Rs.	6.2	Rs.	4.4
The compensation of CEO and Managing Director is Rs. 273.8 million and Rs. 192.8 million for the year ended March 31, 2021 and 2020, respectively. The Company has reappointed CEO and Managing Director from February 15, 2021 till June 30, 2021, which is subject to the approval of the Central Government and the Shareholders. Remuneration for the year ended March 31, 2021 Includes Rs. 30.9 million which is subject to the approval of shareholders. The remuneration of Rs. 146.5 million for the year ended March 31, 2020 was subject to the approval of shareholders, which was approved in the Annual General Meeting held on August 25, 2020.
The compensation paid to previous CEO at Jaguar Land Rover is Rs. 497.5 million and Rs. 401.0 million for the year ended March 31, 2021 and 2020, respectively.
The compensation paid to present CEO at Jaguar Land Rover is Rs. 176.3 million for the year ended March 31, 2021.

*	Excludes provision for encashable leave and gratuity for certain key management personnel as a separate actuarial valuation is not available.
Refer note 36 for information on transactions with post-employment benefit plans.